Payables and accruals (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payables and accruals
Trade payables	SFr 983,545	SFr 2,216,147
Social security and other taxes	171,876	107,415
Accrued expenses	1,336,506	1,872,849
Total payables and accruals	SFr 2,491,927	SFr 4,196,411
Maturity period of payables	3 months